Schedule I—Condensed Financial Information of the Company - Schedule of Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flow from operating activities:
Net income	¥ 454,960	$ 62,330	¥ 280,477	¥ 100,272
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(509,951)	(69,864)	(312,323)	(94,090)
Compensation expenses associated with stock options	38,589	5,287	17,095	461
Other non-cash adjustments	(4,088)	(560)	(22,569)
Changes in operating assets and liabilities:
Other receivables	18	2	(20)
Accrued payroll and Other payables	(2,432)	(333)	820	696
Net cash generated from (used in) from operating activities	(22,904)	(3,138)	(36,520)	7,339
Cash flows generated from (used in) investing activities
Changes in investment in subsidiaries and an affiliate	(11,418)	(1,564)	2,458	907,006
Advances to subsidiaries and affiliates	11,087	1,519	(10,005)	(689,780)
Purchase of short-term investments	(3,650)	(500)
Fair value change of short-term investments	44	6
Proceeds from disposal of short-term investments			27,639	10,095
Net cash generated from (used in) investing activities	(3,937)	(539)	20,092	227,321
Cash flows used in financing activities:
Proceeds on exercise of stock options				2
Dividends paid				(317,730)
Repurchase of ordinary shares from open market	(5,735)	(786)	(29,044)	(3,984)
Proceeds from share issuances	93	13
Net cash used in financing activities	(5,642)	(773)	(29,044)	(321,712)
Net decrease in cash and cash equivalents	(32,483)	(4,450)	(45,472)	(87,052)
Cash and cash equivalents and restricted cash at beginning of year	23,595	3,233	38,512	14,507
Effect of exchange rate changes on cash and cash equivalents	28,902	3,960	30,555	111,057
Cash and cash equivalents and restricted cash at end of the year	¥ 20,014	$ 2,742	¥ 23,595	¥ 38,512